Credit Facility	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
CREDIT FACILITY
CREDIT FACILITY
As of June 30, 2012, the Company had $27.7 million of debt outstanding under its secured revolving credit facility (the “Credit Facility”) with JPMorgan Chase Bank, N.A. (“JPMorgan Chase”) as administrative agent. The Credit Facility allows the Company to borrow up to $50.0 million in revolving loans (the “Revolving Loans”), with the maximum amount outstanding not to exceed (1) 70% of the aggregate value allocated to each qualified property comprising the borrowing base (the “Borrowing Base”) during the period from April 13, 2012 through October 12, 2012 (the “Tier One Period”); (2) 65% of the value allocated to the Borrowing Base during the period from October 13, 2012 to April 12, 2013 (the “Tier Two Period”); and (3) 60% of the value allocated to the Borrowing Base during the period from April 13, 2013 through April 13, 2015 (the “Tier Three Period”). As of June 30, 2012, the allowable borrowings under the Borrowing Base of the Credit Facility was approximately $32.8 million based on the underlying collateral pool for qualified properties. Subject to meeting certain conditions described in the credit agreement for the Credit Facility (the “Credit Agreement”) and the payment of certain fees, the amount of the Credit Facility may be increased up to a maximum of $250.0 million (the “Accordion Feature”). The Credit Facility matures on April 13, 2015.
The Revolving Loans will bear interest at rates depending upon the type of loan specified by the Company. For a Eurodollar rate loan, as defined in the Credit Agreement, the interest rate will be equal to the one-month LIBOR (the “Eurodollar Rate”) for the interest period, plus the applicable rate (the “Eurodollar Applicable Rate”). The Eurodollar Applicable Rate is based upon the applicable period then in effect, and ranges from 2.40% during the Tier Three Period to 2.70% during the Tier One Period. For floating rate loans, the interest rate will be a per annum amount equal to the applicable rate (the “Floating Applicable Rate”) plus the greatest of (1) the Federal Funds Rate plus 0.5%; (2) JPMorgan Chase’s Prime Rate; or (3) LIBOR plus 1.0%. The Floating Applicable Rate is based upon the applicable period then in effect, and ranges from 1.40% during the Tier Three Period to 1.70% during the Tier One Period. As of June 30, 2012, the Revolving Loans had a weighted average interest rate 3.43%.
The Credit Agreement contains customary representations, warranties, borrowing conditions and affirmative, negative and financial covenants, including minimum net worth, debt service coverage and leverage ratio requirements and dividend payout and REIT status requirements. Based on the Company’s analysis and review of its results of operations and financial condition, the Company believes it was in compliance with the covenants of the Credit Facility as of June 30, 2012.
Subsequent to June 30, 2012, the Company exercised the Accordion Feature and entered into an amended and restated secured revolving credit agreement (the “Amended Credit Agreement”), which amended and restated the Credit Agreement in its entirety (the “Amended Credit Facility”). The Amended Credit Facility allows the Company to borrow up to $250.0 million in revolving loans (the “Amended Revolving Loans”), with the maximum amount outstanding not to exceed the lesser of (1) 65% of the cost or appraised value of qualified properties as determined by the administrative agent (the “Amended Borrowing Base”). The Amended Revolving Loans will bear interest at rates depending upon the type of loan specified by the Company. For a Eurodollar rate loan, as defined in the Amended Credit Agreement, the interest rate will be equal to the LIBOR for the interest period, plus 2.35%. For floating rate loans, the interest rate will be a per annum amount equal to 1.35% plus the greatest of (1) the Federal Funds Rate plus 0.5%; (2) JPMorgan Chase’s Prime Rate; or (3) the one-month LIBOR plus 1.0%. The Amended Credit Facility matures on July 13, 2015. In addition, the Amended Credit Agreement modified the terms of the Accordion Feature, allowing the amount of the Credit Facility to be increased up to a maximum of $400.0 million, subject to meeting certain conditions described in the Amended Credit Agreement and the payment of certain fees.
In addition, during the six months ended June 30, 2012, the Company entered into a $10.0 million subordinate revolving line of credit with Series C, LLC, an affiliate of CR IV Advisors (“Series C”), (the “Series C Loan”). The Series C Loan has a fixed interest rate of 4.5% with accrued interest payable monthly in arrears and principal due upon maturity on April 12, 2013. The Series C Loan was approved by a majority of the directors (including a majority of the independent directors) not otherwise interested in the transaction as being fair, competitive and commercially reasonable and no less favorable to the Company than a comparable loan between unaffiliated parties under the same circumstances. The Series C Loan was repaid in full during the six months ended June 30, 2012, with proceeds from the Offering.